Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	March 31, 2026	September 30, 2025
Accounts receivable	$5,654,239	$5,960,583
Less: allowance for credit losses	(175,803)	(153,197)
Accounts receivable, net	$5,478,436	$5,807,386

Schedule of Allowance for Credit Losses

Allowance for credit losses movement is as follows:

	March 31, 2026	September 30, 2025
Beginning balance	$153,197	$81,734
Additions	17,547	71,791
Foreign currency translation adjustments	5,059	(328)
Ending balance	$175,803	$153,197